Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2019	2,304,630
Balance at Dec. 31, 2019	$ 23,046	$ 52,802,574	$ (11,020,415)	$ 41,805,205
Net loss	0	0	(5,877,861)	(5,877,861)
Dividends to Series B preferred shares	$ 0	0	(1,573,874)	(1,573,874)
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	44,900
Issuance of restricted shares for stock incentive award and share-based compensation	$ 449	245,473	0	245,922
Shares forfeited (in shares)	(1,314)
Shares forfeited	$ (13)	13	0	0
Balance (in shares) at Dec. 31, 2020	2,348,216
Balance at Dec. 31, 2020	$ 23,482	53,048,060	(18,472,150)	34,599,392
Net loss	0	0	31,153,821	31,153,821
Dividends to Series B preferred shares	$ 0	0	(1,085,902)	(1,085,902)
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	49,650
Issuance of restricted shares for stock incentive award and share-based compensation	$ 497	230,147	0	230,644
Preferred deemed dividend	$ 0	0	(665,287)	(665,287)
Issuance of shares sold at the market (ATM), net of issuance costs (in shares)	341,017
Issuance of shares sold at the market (ATM), net of issuance costs	$ 3,410	9,739,649	0	9,743,059
Issuance of shares in connection with related party loan converted to equity (in shares)	180,308
Issuance of shares in connection with related party loan converted to equity	$ 1,803	4,945,851	0	4,947,654
Balance (in shares) at Dec. 31, 2021	2,919,191
Balance at Dec. 31, 2021	$ 29,192	67,963,707	10,930,482	78,923,381
Net loss	$ 0	0	33,542,671	33,542,671
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)	58,600
Issuance of restricted shares for stock incentive award and share-based compensation	$ 586	788,139	0	788,725
Issuance of shares sold at the market (ATM), net of issuance costs (in shares)	65,130
Issuance of shares sold at the market (ATM), net of issuance costs	$ 651	2,684,951	0	$ 2,685,602
Repurchase and cancelation of common shares (in shares)	(140,301)			(140,301)
Repurchase and cancelation of common shares	$ (1,403)	(1,997,859)	0	$ (1,999,262)
Balance (in shares) at Dec. 31, 2022	2,902,620
Balance at Dec. 31, 2022	$ 29,026	$ 69,438,938	$ 44,473,153	$ 113,941,117